Schedule of Inventory, Current (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Inventory Schedule Of Inventory, Current 1		$ 528,461
Inventory Schedule Of Inventory, Current 2		115,709
Inventory Schedule Of Inventory, Current 3		75,585
Inventory Schedule Of Inventory, Current 4		120,441
Inventory Schedule Of Inventory, Current 5		604,046
Inventory Schedule Of Inventory, Current 6		236,150
Inventory Schedule Of Inventory, Current 1	536,529
Inventory Schedule Of Inventory, Current 2	528,461
Inventory Schedule Of Inventory, Current 3	86,928
Inventory Schedule Of Inventory, Current 4	75,585
Inventory Schedule Of Inventory, Current 5	623,457
Inventory Schedule Of Inventory, Current 6	$ 604,046